UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      AKJ Asset Management, LLC

Address:   1180 Harker Avenue
           Palo Alto, CA  94301


Form 13F File Number: 28-10308


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Kenneth R. Bilodeau, Jr.
Title:  Manager
Phone:  650-326-9090

Signature,  Place,  and  Date  of  Signing:

/s/ Kenneth R. Bilodeau, Jr.       Palo Alto, CA                      7/5/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              71

Form 13F Information Table Value Total:  $      125,940
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

        COLUMN 1            COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------ -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                   VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED  NONE
------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ---- ------ -------
Apple Computer           cs             037833100      392      672 SH       SOLE       N/A         0    n/a     672
ABM Industries, Inc.     cs             000957100      254   13,000 SH       SOLE       N/A         0    n/a  13,000
Automatic Data Proc      cs             053015103    3,092   55,559 SH       SOLE       N/A         0    n/a  55,559
Ameren Corp.             cs             023608102      868   25,866 SH       SOLE       N/A         0    n/a  25,866
Amer Electric Power      cs             025537101    1,611   40,370 SH       SOLE       N/A         0    n/a  40,370
AFLAC Inc                cs             001055102    1,591   37,364 SH       SOLE       N/A         0    n/a  37,364
Amerigas Partners        oa             030975106    1,024   25,123 SH       SOLE       N/A         0    n/a  25,123
Ares Capital Corp.       cs             04010L103      345   21,620 SH       SOLE       N/A         0    n/a  21,620
American Express         cs             025816109      731   12,557 SH       SOLE       N/A         0    n/a  12,557
Boeing                   cs             097023105    2,801   37,700 SH       SOLE       N/A         0    n/a  37,700
Bank America             cs             060505104      758   92,634 SH       SOLE       N/A         0    n/a  92,634
BP PLC ADR               cs             055622104    2,388   58,900 SH       SOLE       N/A         0    n/a  58,900
Conagra Foods Inc.       cs             205887102      707   27,265 SH       SOLE       N/A         0    n/a  27,265
Caterpillar Inc.         cs             149123101    2,543   29,950 SH       SOLE       N/A         0    n/a  29,950
Mack Cali RealtyREIT     oa             554489104    2,464   84,755 SH       SOLE       N/A         0    n/a  84,755
Cisco Systems            cs             17275R102    2,753  160,364 SH       SOLE       N/A         0    n/a 160,364
Capitalsource Inc        cs             14055X102      452   67,192 SH       SOLE       N/A         0    n/a  67,192
Dominion Res Inc VA      cs             25746U109    2,042   37,815 SH       SOLE       N/A         0    n/a  37,815
Diebold Incorporated     cs             253651103    1,829   49,550 SH       SOLE       N/A         0    n/a  49,550
D T E Energy Company     cs             233331107      340    5,725 SH       SOLE       N/A         0    n/a   5,725
Duke Power               cs             26441C105    1,323   57,367 SH       SOLE       N/A         0    n/a  57,367
I Shares Dow Div         cs             464287168    4,424   78,732 SH       SOLE       N/A         0    n/a  78,732
Consolidated Edison      cs             209115104    2,075   33,372 SH       SOLE       N/A         0    n/a  33,372
I Share Tr MSCI          cs             464287465    2,104   42,104 SH       SOLE       N/A         0    n/a  42,104
Emerson Electric Co      cs             291011104    2,625   56,350 SH       SOLE       N/A         0    n/a  56,350
General Electric         cs             369604103    2,633  126,333 SH       SOLE       N/A         0    n/a 126,333
Great Plains Energy      cs             391164100    1,833   85,604 SH       SOLE       N/A         0    n/a  85,604
Health Care REIT         oa             42217K106      263    4,507 SH       SOLE       N/A         0    n/a   4,507
HCP Inc. REIT            oa             40414L109    3,927   88,938 SH       SOLE       N/A         0    n/a  88,938
Hawaiian Elec Indus      cs             419870100      675   23,670 SH       SOLE       N/A         0    n/a  23,670
Hospitality Pptys Tr     oa             44106M102    1,794   72,425 SH       SOLE       N/A         0    n/a  72,425
iShares iBoxx HY Cor     cs             464288513      291    3,190 SH       SOLE       N/A         0    n/a   3,190
Intel                    cs             458140100    3,589  134,668 SH       SOLE       N/A         0    n/a 134,668
ISharesRussl1000Valu     cs             464287598    1,364   20,000 SH       SOLE       N/A         0    n/a  20,000
ISharesRussl 1000 Gr     cs             464287614    1,609   25,450 SH       SOLE       N/A         0    n/a  25,450
Johnson and Johnson      cs             478160104    1,528   22,613 SH       SOLE       N/A         0    n/a  22,613
JP Morgan Chase          cs             46625H100    3,426   95,885 SH       SOLE       N/A         0    n/a  95,885
Kinder Morgan Hold       cs             49455B101    1,442   44,750 SH       SOLE       N/A         0    n/a  44,750
Kinder Morgan Energy     oa             494550106    3,998   50,880 SH       SOLE       N/A         0    n/a  50,880
Kinder Morgan Mgmt       cs             49455U100    1,768   24,075 SH       SOLE       N/A         0    n/a  24,075
Coca-Cola Co.            cs             191216100    3,733   47,746 SH       SOLE       N/A         0    n/a  47,746
Lincoln National         cs             534187109      711   32,517 SH       SOLE       N/A         0    n/a  32,517
Herman Miller Inc        cs             600544100      196   10,558 SH       SOLE       N/A         0    n/a  10,558
3M Company               cs             88579Y101    3,251   36,282 SH       SOLE       N/A         0    n/a  36,282
Altria Group Inc         cs             02209S103      559   16,175 SH       SOLE       N/A         0    n/a  16,175
Marathon Pete Corp       cs             56585A102    1,448   32,225 SH       SOLE       N/A         0    n/a  32,225
Marathon Oil Corp        cs             565849106    1,800   70,400 SH       SOLE       N/A         0    n/a  70,400
Nveen CA Mn Val Mf       cs             67062C107    1,038   99,332 SH       SOLE       N/A         0    n/a  99,332
Nucor Corp               cs             670346105    2,412   63,650 SH       SOLE       N/A         0    n/a  63,650
O G E Energy Cp Hldg     cs             670837103      690   13,320 SH       SOLE       N/A         0    n/a  13,320
Oracle                   cs             68389X105    2,122   71,450 SH       SOLE       N/A         0    n/a  71,450
Precision Castparts      cs             740189105    6,536   39,733 SH       SOLE       N/A         0    n/a  39,733
Pfizer                   cs             717081103    1,547   67,250 SH       SOLE       N/A         0    n/a  67,250
Proctor and Gamble       cs             742718109    3,146   51,366 SH       SOLE       N/A         0    n/a  51,366
Progress Energy Inc      cs             743263105    2,555   42,460 SH       SOLE       N/A         0    n/a  42,460
Philip Morris Intnl      cs             718172109    1,202   13,775 SH       SOLE       N/A         0    n/a  13,775
Pinnacle West            cs             723484101    1,199   23,175 SH       SOLE       N/A         0    n/a  23,175
Penn West Pete Ltd       cs             707887105    1,997  149,147 SH       SOLE       N/A         0    n/a 149,147
Scana Corporation        cs             80589M102    2,440   51,000 SH       SOLE       N/A         0    n/a  51,000
The Southern Company     cs             842587107    1,820   39,300 SH       SOLE       N/A         0    n/a  39,300

                                                  FORM 13F INFORMATION TABLE

        COLUMN 1            COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------ -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                   VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED  NONE
------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ---- ------ -------
A T & T Inc              cs             00206R102      274    7,695 SH       SOLE       N/A         0    n/a   7,695
Integrys Energy Grp.     cs             45822P105    1,459   25,659 SH       SOLE       N/A         0    n/a  25,659
US Bancorp               cs             902973304      292    9,090 SH       SOLE       N/A         0    n/a   9,090
Vanguard Div Apprec      cs             921908844      668   11,790 SH       SOLE       N/A         0    n/a  11,790
Vulcan Materials Co.     cs             929160109      524   13,204 SH       SOLE       N/A         0    n/a  13,204
Vanguard Value ETF       cs             922908744    3,574   63,890 SH       SOLE       N/A         0    n/a  63,890
Vanguard Growth Idx      cs             922908736    2,827   41,568 SH       SOLE       N/A         0    n/a  41,568
Walgreen                 cs             931422109    2,284   77,216 SH       SOLE       N/A         0    n/a  77,216
Wells Fargo              cs             949746101      745   22,291 SH       SOLE       N/A         0    n/a  22,291
Xcel Energy              cs             98389B100      510   17,945 SH       SOLE       N/A         0    n/a  17,945
Exxon Mobil Corp.        cs             30231G102      705    8,242 SH       SOLE       N/A         0    n/a   8,242